Notes Receivable Disclosure: Schedule of Notes Receivable (Details) (USD $)	Dec. 31, 2012
Details
Note receivable	$ 288,040
Interest receivable	7,282
Total principal and interest receivable	295,322
(Less) Notes payable	221,287
(Less) Interest payable	9,449
Total principal and interest payable	230,736
Total notes receivable, net	$ 64,586